Tax assets and liabilities	12 Months Ended
Dec. 31, 2022
Tax Assets And Liabilities
Tax assets and liabilities

23.	Tax assets and liabilities

a) Income and Social Contribution Taxes

The total charge for the year can be reconciled to accounting profit as follows:

Thousand of reais	2022	2021	2020

Operating Profit Before Tax	19,574,727	24,750,329	9,663,975
Rates (25% income tax and 20% social contribution tax) (4)	(8,890,954)	(12,375,164)	(4,348,789)
PIS and COFINS (net of income and social contribution taxes) (1)	(3,629,609)	(1,679,789)	(1,589,260)
Non-taxable/Non-deductible:
Equity in affiliates	3,880	72,114	85,723
Goodwill	-	(559,247)	(183,854)
Exchange variation - foreign branches (2)	-	768,902	6,831,484
Net Indeductible Expenses of Non-Taxable Income (3)	1,161,311	(230,958)	(57,663)
Adjustments:
Constitution of income and social contribution taxes on temporary differences	312,227	264,191	551,983
Interest on Equity	2,361,830	1,820,072	1,478,138
CSLL Aliquot Differential Effect (4)	715,075	1,192,687	353,777
Other adjustments	2,730,988	1,536,187	665,239
Income taxes	(5,235,252)	(9,191,005)	3,786,778
Of which:
Current tax	(4,597,818)	(8,087,119)	(5,111,380)
Deferred taxes	(637,434)	(1,103,886)	8,898,158
Taxes paid in the year	(6,077,436)	(4,534,538)	(1,269,150)

(1) PIS and COFINS are considered as components of the profit base (net base of certain revenues and expenses); therefore, and in accordance with IAS 12, they are accounted for as income taxes.

(2) Permanent differences related to investment in subsidiaries abroad are considered as non-taxable/deductible (see details below).

(3) Includes, mainly, the tax effect on income from updates of judicial deposits and other income and expenses that do not qualify as temporary differences.

(4) In 2021, Law No. 14,183/2021 increased the CSLL rate for financial companies from 15% to 20% and for banks from 20% to 25% from July to December 2021. In 2022, CSLL was increased from 15% to 16% for Financial companies and from 20% to 21% from August to December 2022, in accordance with Law 14,446/22. Financial) and 21% (Banks). In addition to the recurring events shown in this line, the relative values of the judgment of Theme 962 by the Federal Supreme Court (STF) were also recognized, the non-incidence of IRPJ and CSLL on the amounts related to the Selic rate of repetition of tax overpayment.

Currency Hedge of the Grand Cayman Agency, Luxembourg

Banco Santander operates branches in the Cayman Islands and Luxembourg, which are used primarily to raise funds in the international capital and financial markets, to provide the Bank with lines of credit that are extended to its customers for foreign trade finance and working capital.

To hedge exposure to exchange variations, the Bank uses derivatives and funding. According to Brazilian tax rules, gains or losses resulting from the impact of the appreciation or devaluation of the Real on foreign investments were not taxable, but as of January 2021 they became taxable or deductible for IR/CSLL purposes, while that gains or losses from derivatives used as hedging are taxable or deductible. The purpose of these derivatives is to protect net income after taxes.

Law 14,031, of July 28, 2020, determined that as of January 2021, 50% of the exchange variation of investments abroad must be computed in the determination of taxable income and in the calculation basis of the Social Contribution on Net Income ( CSLL) of the investor legal entity domiciled in the country. As of 2022, the exchange variation will be fully computed in the IRPJ and CSLL tax bases.

The still different tax treatment for PIS and COFINS taxes, of such exchange differences, results in volatility in the "Operating Result before Taxation" and in the item "Income Taxes". The effects of the transactions carried out are set out below, as well as the total effect of the currency hedge for the years ended December 31, 2022 and 2021:

	2022	2021	2020
Exchange differences (net)
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	(2,643,931)	3,862,128	16,791,857
Gains (losses) on financial assets and liabilities (net)
Result generated by derivative contracts used as hedge	2,773,337	(6,374,108)	(30,374,869)
Income Taxes
Tax effect of derivative contracts used as hedge - PIS / COFINS	(129,406)	275,052	311,819
Tax effect of derivative contracts used as hedge - IR / CS	-	2,236,928	13,271,193

b) Effective tax rate calculation

The effective tax rate is as follows:

Thousand of reais	2022	2021	2020

Operating Profit Before Tax	19,574,727	24,750,329	9,663,975
Income tax	(5,235,252)	(9,191,005)	3,786,778
Effective tax rate	26.74%	37.13%	-39.18%

c) Tax recognized in equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated equity:

Thousand of reais	2022	2021	2020

Tax credited to equity	4,853,421	4,583,297	3,008,035
Measurement at fair value through other comprehensive income	2,061,631	1,978,165	472,472
Measurement of cash flow hedges	758,045	388,307	1,533
Measurement of investment hedges	562,352	562,353	562,353
Defined benefit plan	1,471,393	1,654,472	1,971,677
Tax charged to equity	(1,474,107)	(2,349,500)	(3,087,311)
Measurement at fair value through other comprehensive income	(1,465,965)	(2,340,394)	(2,700,991)
Measurement of cash flow hedges	-	-	(386,284)
Defined benefit plan	(8,142)	(9,106)	(36)
Total	3,379,314	2,233,797	(79,276)

Relates to deferred taxes recognized in equity due to temporary differences accounted for in equity.

d) Deferred taxes

The detail of the balances of “Tax assets – Deferred” and “Tax liabilities – Deferred” is as follows:

Thousand of reais	2022	2021	2020

Tax assets:	38,607,588	37,640,297	37,981,698
Of which:
Temporary differences (1)	33,086,551	32,884,314	32,113,436
Tax loss carry forwards	5,521,037	4,755,983	5,693,104
Social contribution taxes 18%	-	-	175,158
Total deferred tax assets	38,607,588	37,640,297	37,981,698

Tax liabilities:	3,642,000	2,225,190	4,546,595
Of which:
Excess depreciation of leased assets	289,026	-	166,903
Adjustment to fair value of trading securities and derivatives	3,352,974	2,225,190	4,379,692
Total deferred tax liabilities	3,642,000	2,225,190	4,546,595
(1)	Temporary differences mainly refer to impairment losses on loans and receivables, provisions for legal and administrative proceedings and the effect of the fair value of financial instruments.

The changes in the balances of “Tax Assets – Deferred” and “Tax Liabilities – Deferred” in the last three years were as follows:

Thousand of reais	Balances at December 31, 2021	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2022

Tax assets:	37,640,297	2,834,405	(735,734)	(1,131,380)	-	38,607,588
Temporary differences	32,884,314	2,069,351	(735,734)	(1,131,380)	-	33,086,551
Tax loss carry forwards	4,755,983	765,054	-	-	-	5,521,037
Tax liabilities:	2,225,190	2,898,723	(647,856)	(834,057)	-	3,642,000
Temporary differences	2,225,190	2,898,723	(647,856)	(834,057)	-	3,642,000
Total	35,415,107	(64,318)	(87,878)	(297,323)	-	34,965,588

Thousand of reais	Balances at December 31, 2020	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2021

Tax assets:	37,999,396	(3,609,495)	1,696,091	1,554,305	-	37,640,297
Temporary differences	32,131,133	(2,497,215)	1,696,091	1,554,305	-	32,884,314
Tax loss carry forwards	5,693,104	(937,121)	-	-	-	4,755,983
Social contribution taxes 18%	175,159	(175,159)	-	-	-	-
Tax liabilities:	4,546,595	(1,344,268)	(977,137)	-	-	2,225,190
Temporary differences	4,546,595	(1,344,268)	(977,137)	-	-	2,225,190
Total	33,452,801	(2,265,227)	2,673,228	1,554,305	-	35,415,107

Thousand of reais	Balances at December 31, 2019	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2020

Tax assets:	30,295,060	8,362,100	(400,583)	(418,784)	161,603	37,981,699
Temporary differences	29,565,700	3,223,197	(400,583)	(418,784)	161,603	32,113,436
Tax loss carry forwards	367,120	5,325,984	-	-	-	5,693,104
Social contribution taxes 18%	362,240	(187,081)	-	-	-	175,159
Deferred tax liabilities:	5,540,873	129,231	(1,063,160)	(60,349)	-	4,546,595
Temporary differences	5,540,873	129,231	(1,063,160)	(60,349)	-	4,546,595
Total	24,754,187	8,232,869	662,577	(358,435)	161,603	33,435,104
(1)	Refers to tax recognized in equity.
(2)	In 2022, it refers mainly to the net of deferred taxes in the amount of R$(297,323) (2021 – R$1,572,002 and 2020 – R$358,435), which have the same counterparty and realization period.

e) Expected realization of deferred tax assets

	Tax assets				Tax liabilities
Year	Temporary differences	Tax loss carry forwards	Social contribution taxes 18%	Total	Temporary differences	Total
2023	11,738,573	94,081	-	11,832,654	674,661	674,661
2024	9,210,122	110,376	-	9,320,498	691,457	691,457
2025	9,001,904	850,688	-	9,852,592	506,886	506,886
2026	1,577,206	5,097	-	1,582,303	853,414	853,414
2027	986,375	4,029	-	990,404	853,414	853,414
2028 to 2032	572,371	4,456,766	-	5,029,137	62,168	62,168
Total	33,086,551	5,521,037	-	38,607,588	3,642,000	3,642,000